Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Accrued payroll and related expenses	$252,564	$213,860
Other payables	443,309	133,738
Total accrued expenses and other payables	$695,873	$347,598